SHARE CAPITAL (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	May 31, 2019 shares
Disclosure of classes of share capital [line items]
Authorized ordinary shares										600,000,000
Proceeds from issuance of ordinary shares, net of issuance costs | $				$ 36,300,000	$ 41,902,000	$ 22,216,000
American Depository Shares
Disclosure of classes of share capital [line items]
Number of shares issued		2,857,143	4,166,667		2,857,143
Proceeds from issuance of shares, gross | $		$ 20,000,000	$ 25,000,000
Proceeds from issuance of ordinary shares, net of issuance costs | $		$ 18,400,000	$ 23,500,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | (per share)							₪ 0.01		$ 0.01
Authorized ordinary shares		600,000,000			600,000,000		594,000,000	594,000,000	594,000,000
Issued and paid ordinary shares		283,687,000			283,687,000		352,696,000	352,696,000
Market price per ordinary share | $ / shares								$ 6.07
Ordinary shares | American Depository Shares
Disclosure of classes of share capital [line items]
American depository share equivalent							10	10
Market price per American Depository share | $ / shares								$ 0.60
Ordinary shares | American Depository Shares | Cosmo Pharmaceuticals N.V.
Disclosure of classes of share capital [line items]
Number of shares issued	5,185,715
Proceeds from issuance of ordinary shares, net of issuance costs | $	$ 36,300,000
Ordinary shares | American Depository Shares | Cosmo Technologies Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued	1,714,286
Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Number of shares issued		719,374			719,374		8,750	8,750
Proceeds from exercise of options | $				$ 5,000	$ 400,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares									$ 0.01
Authorized ordinary shares									6,000,000
Authorized preferred shares (reserved)							6,000,000	6,000,000